Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]:
Significant Accounting Policies and Recent Accounting Pronouncements [Text Block]

2. Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company's significant accounting policies can be found in the Company's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2012. There have been no material changes to these policies in the six-month period ended June 30, 2013. Since January 1, 2013, the Company  adopted ASU 2013-02 issued by FASB in February 2013, “Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income”.